Trade and Other Payables - Summary of Trade and Other Current Payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Trade and other current payables [abstract]
Trade payables	¥ 3,406,398	$ 526,385	¥ 2,953,479
Bills payables	3,348,163	517,386	2,764,013
Other payables	533,705	82,473	543,970
Accrued expenses	233,053	36,013	203,133
Accrued staff costs	714,701	110,442	653,854
Refund liabilities	1,031,562	159,406	757,655
Dividend payable	49,468	7,644	47,480
Amount due to associates and joint ventures (trade)	467,351	72,219	258,964
Amount due to associates and joint ventures (non-trade)	205	32	81
Amount due to related parties (trade)	238,622	36,874	221,413
Amount due to related parties (non-trade)	1,841	284	4,016
Financial liabilities carried at amortized cost (Note 31, Note 34)	10,025,069	1,549,158	8,408,058
Deferred grants (Note 27)	23,468	3,626	19,952
Advance from customers	320	50	383
Other tax payable	62,111	9,598	39,698
Total trade and other payables (current)	¥ 10,110,968	$ 1,562,432	¥ 8,468,091